Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Loss Per Share
Schedule of loss per share

	For the year ended December 31
	2016	2017	2018
Weighted average of number of Ordinary Shares used in the calculation of the basic and diluted loss per share (in thousands)	40,760	56,540	91,799
Net loss used in calculation (thousand USD)	8,976	17,503	15,488

Weighted average number of ordinary shares

	Year ended December 31
	2016	2017	2018
	Thousands of	Thousands of	Thousands of
	shares of NIS 0.1	shares of NIS 0.1	shares of NIS 0.1
	par value	par value	par value
Balance as at January 1	33,794	49,616	61,984
Effect of share options exercised	4,300	303	70
Effect of shares issued during the year	2,666	6,621	29,745
Weighted average number of ordinary shares used to calculate basic earnings (loss) per share as at December 31	40,760	56,540	91,799